Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment []; Amendment Number: ____

This Amendment (Check only one.): [x] is a restatement.
  [X adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    __Bowman Financial Management Co., Inc.___
Address: __1330 F Smith Avenue__________________
         __Baltimore, MD. 21209____________________
         __________________________________________

Form 13F File Number: 028-04775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: ___Patricia Lacy__________________________
Title: __System Administrator___________________
Phone: __410-433-1900___________________________

Signature, Place, and Date of Signing:
_Patricia Lacy________Baltimore, Maryland__________08/14/06
 [Signature] 		  [City, State] 	     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number 		Name
028-04775 			Patricia Lacy
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 61
Form 13F Information Table Value Total: $91,883,946.04

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 			Name
____ 		028-04775 				Patricia Lacy


                      Form 13F INFORMATION TABLE
Name              CLASS	 CUSIP	   Value AMT  Inv.Desc. Other Man. Author.


CVS Corp. Delaware  CS  126650100  2,471,252.16   80,497  Y       N   Sole
DANAHER CORP	    CS  235851102  1,823,472.00   28,350  Y       N   Sole
Lowes Companies Inc CS  548661107  2,679,655.29   43,673  Y       N   Sole
Manpower            CS  56418H100    807,500.00   12,500  Y       N   Sole
Proctor & Gamble    CS  742718109  2,684,201.20   48,277  Y       N   Sole
Target Corp.        CS  87612E106  2,928,557.63   59,925  Y       N   Sole
Walgreen            CS  931422109    884,469.00   19,725  Y       N   Sole
3M		    CS  604059105  2,067,873.54	  25,602  Y       N   Sole
ADP                 CS  053015103  1,172,297.50	  25,850  Y       N   Sole
Emerson Electric    CS	291011104  3,918,186.76	  46,751  Y	  N   Sole
General Electric    CS	369604103    740,163.85	  22,456  Y       N   Sole
HONEYWLL INT'L      CS  438516105    749,580.00   18,600  Y       N   Sole
Millipore 	    CS  601073109    790,524.50   12,550  Y       N   Sole
NCR CORP            CS  62886E108  1,971,232.00   53,800  Y       N   Sole
Abbott Laboratories CS  002824100  2,163,797.37   49,617  Y       N   Sole
Amgen               CS  031162100  1,959,313.51   30,037  Y       N   Sole
Biomet Inc.         CS  0806131D0    489,594.63   15,647  Y       N   Sole
Cardinal Health     CS  14149Y108  1,354,290.24   21,053  Y       N   Sole
Caremark Rx, Inc.   CS  141705103  3,019,578.63   60,549  Y       N   Sole
Davita Inc.	    CS  23918K108  1,930,845.00   33,850  Y       N   Sole
Johnson & Johnson   CS  478160104  2,405,608.24   40,147  Y       N   Sole
Omnicare Inc.       CS  681904108  1,084,732.50   22,875  Y       N   Sole
Pfizer              CS  717081103    418,587.45   17,835  Y       N   Sole
Quest Diagnostics   CS  74834L100  3,729,234.81   62,237  Y       N   Sole
Atmel Corp          CS  049513104  3,254,520.00  586,400  Y       N   Sole
Schein (Henry) Inc. CS  806407102  1,088,809.00   23,300  Y       N   Sole
UNITED HEALTHCARE   CS  910581107    785,889.00   17,550  Y       N   Sole
Cisco Systems       CS  17275R102  1,537,948.44   78,748  Y       N   Sole
Cognex Corp         CS  192422103    480,261.16   18,450  Y       N   Sole
EMC Corp            CS  268648102    658,200.00   60,000  Y       N   Sole
Fiserv              CS  337738108  1,930,022.64   42,549  Y       N   Sole
IBM                 CS  459200101  1,367,626.46   17,803  Y       N   Sole
Intel Corp.         CS  458140100    865,836.58   45,570  Y       N   Sole
Microsoft Corp      CS  594918104  1,399,910.60   60,082  Y       N   Sole
Oracle Systems      CS  68389X105  2,113,554.87  145,863  Y       N   Sole
Tripath Technology  CS  89672P104      3,000.00   10,000  Y       N   Sole
Sysco  Corp         CS  871829107    599,251.04   19,609  Y       N   Sole
Agilent Tech  	    CS  00846U101  1,397,350.56	  44,276  Y       N   Sole
Bellsouth Corp.     CS  079860102    675,057.60   18,648  Y       N   Sole
Comcast Corp.       CS  200300200  1,604,941.58   48,961  Y       N   Sole
Sprint/Nextel       CS  S            200,979.46   10,054  Y       N   Sole
Verizon             CS  077853109  1,070,630.05   31,967  Y       N   Sole
Vodafone Airtouch   CS  92857T107  2,065,610.10   96,977  Y       N   Sole
Dominion Resources  CS  257470104  1,182,427.22   15,810  Y       N   Sole
CHESAPEAKE ENERGY   CS  30231G102  1,321,925.00   43,700  Y       N   Sole
Chevron/Texaco	    CS  166764100    673,785.42   10,857  Y       N   Sole
Exxon/Mobil Corp    CS  302290102  3,272,258.24   53,338  Y       N   Sole
FOUNDATION'L cOAL   CS  FCL          774,345.00   16,500  Y       N   Sole
SCHLUMBERGER LTD    CS  SLB        1,026,133.60   15,760  Y       N   Sole
NORFOLK SOUTHERN    CS  NSC          878,130.00   16,500  Y       N   Sole
American Intern.    CS  026874107  2,400,862.02   40,658  Y       N   Sole
Bank of America     CS  06605F102  2,923,032.32   60,770  Y       N   Sole
Citigroup           CS  172967101    738,997.17   15,316  Y       N   Sole
Federal Home Loan   CS  313400301  1,357,807.17   23,817  Y       N   Sole
First Data Corp     CS  319963104  1,131,900.24   25,131  Y       N   Sole
Wachovia Corp.      CS  929903102  2,781,368.52   51,431  Y       N   Sole
Wells Fargo         CS  949746101  2,548,152.22   37,987  Y       N   Sole
Duke-Weeks Realty   CS  264411505  1,010,843.70   28,758  Y       N   Sole
Aflac               CS  001055102    731,171.25   15,775  Y       N   Sole
ASSURANT INSURANCE  CS  AIZ	     624,360.00   12,900  Y       N   Sole



Total Value: $91,883,946.04